Report of Directors Financial Review Risk Report - Personal lending: residential mortgage loans including loan commitments by level of collateral for key countries/territories (by stage) (Details) - Personal lending sector - Loans and advances to customers at amortised cost - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gross exposure	£ 7,849	£ 6,319
Collateral value	£ 63	£ 103
ECL coverage %	1.10%	1.50%
UK
Disclosure of financial assets [line items]
Gross exposure	£ 3,320	£ 2,586
Collateral value	£ 1	£ 4
ECL coverage %	0.10%	0.00%
France
Disclosure of financial assets [line items]
Gross exposure	£ 300	£ 340
Collateral value	£ 5	£ 18
ECL coverage %	2.70%	2.90%
Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 1,169
Collateral value	£ 0
ECL coverage %	0.30%
Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 7,754	£ 6,155
ECL coverage %	0.60%	0.90%
Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 3,329	£ 2,827
ECL coverage %	0.40%	0.60%
Fully collateralised | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 3,191	£ 2,133
ECL coverage %	0.50%	0.70%
Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 864	£ 726
ECL coverage %	0.70%	1.10%
Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 301	£ 345
ECL coverage %	2.00%	2.30%
Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 69	£ 124
ECL coverage %	8.70%	5.60%
Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 3,315	£ 2,576
ECL coverage %	0.10%	0.00%
Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 1,349	£ 1,226
ECL coverage %	0.10%	0.10%
Fully collateralised | UK | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 1,262	£ 855
ECL coverage %	0.20%	0.00%
Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 485	£ 275
ECL coverage %	0.00%	0.00%
Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 191	£ 150
ECL coverage %	0.00%	0.00%
Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 28	£ 70
ECL coverage %	0.00%	0.00%
Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 283	£ 322
ECL coverage %	0.40%	0.30%
Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 112	£ 130
ECL coverage %	0.10%	0.00%
Fully collateralised | France | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 128	£ 141
ECL coverage %	0.50%	0.00%
Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 28	£ 33
ECL coverage %	0.00%	0.00%
Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 12	£ 15
ECL coverage %	0.00%	0.00%
Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 3
ECL coverage %	0.00%	33.30%
Fully collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 1,169
ECL coverage %	0.30%
Fully collateralised | Switzerland | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 404
ECL coverage %	0.50%
Fully collateralised | Switzerland | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 703
ECL coverage %	0.10%
Fully collateralised | Switzerland | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 62
ECL coverage %	0.00%
Fully collateralised | Switzerland | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Fully collateralised | Switzerland | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 95	£ 164
ECL coverage %	37.90%	23.80%
Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 5	£ 10
ECL coverage %	0.00%	0.00%
Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 17	£ 18
ECL coverage %	47.10%	50.00%
Partially collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Stage 1
Disclosure of financial assets [line items]
Gross exposure	£ 6,890	£ 5,096
Collateral value	£ 23	£ 33
ECL coverage %	0.10%	0.30%
Non-credit impaired | Stage 1 | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,708	£ 1,761
Collateral value	£ 1	£ 3
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | France
Disclosure of financial assets [line items]
Gross exposure	£ 278	£ 284
Collateral value	£ 5	£ 4
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 1,165
Collateral value	£ 0
ECL coverage %	0.10%
Non-credit impaired | Stage 1 | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 6,858	£ 5,019
ECL coverage %	0.10%	0.30%
Non-credit impaired | Stage 1 | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 2,869	£ 2,320
ECL coverage %	0.00%	0.20%
Non-credit impaired | Stage 1 | Fully collateralised | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 2,885	£ 1,753
ECL coverage %	0.10%	0.20%
Non-credit impaired | Stage 1 | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 796	£ 594
ECL coverage %	0.10%	0.50%
Non-credit impaired | Stage 1 | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 261	£ 271
ECL coverage %	0.00%	0.70%
Non-credit impaired | Stage 1 | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 47	£ 81
ECL coverage %	0.00%	1.20%
Non-credit impaired | Stage 1 | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 2,703	£ 1,752
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 1,025	£ 863
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | UK | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 1,040	£ 559
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 440	£ 179
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 173	£ 102
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 25	£ 49
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 273	£ 280
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 107	£ 108
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | France | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 125	£ 126
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 26	£ 30
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 12	£ 14
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 2
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 1,165
ECL coverage %	0.10%
Non-credit impaired | Stage 1 | Fully collateralised | Switzerland | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 400
ECL coverage %	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | Switzerland | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 703
ECL coverage %	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | Switzerland | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 62
ECL coverage %	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | Switzerland | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Stage 1 | Fully collateralised | Switzerland | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Stage 1 | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 32	£ 77
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 5	£ 9
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 5	£ 4
ECL coverage %	0.00%	0.00%
Non-credit impaired | Stage 1 | Partially collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets [line items]
Gross exposure	£ 771	£ 1,030
Collateral value	£ 11	£ 16
ECL coverage %	2.10%	1.50%
Non-credit impaired | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Gross exposure	£ 585	£ 815
Collateral value	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | France
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 36
Collateral value	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 0
Collateral value	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 759	£ 1,011
ECL coverage %	1.70%	1.20%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 403	£ 448
ECL coverage %	1.00%	0.90%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 257	£ 352
ECL coverage %	1.60%	1.10%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 59	£ 121
ECL coverage %	3.40%	1.70%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 29	£ 59
ECL coverage %	6.90%	1.70%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 11	£ 31
ECL coverage %	9.10%	3.20%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 585	£ 814
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 311	£ 354
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | UK | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 209	£ 295
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 44	£ 96
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 18	£ 48
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 3	£ 21
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 36
ECL coverage %	3.30%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 17
ECL coverage %	2.50%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | France | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 15
ECL coverage %	4.50%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 2	£ 3
ECL coverage %	2.50%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Switzerland | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Switzerland | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Switzerland | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Switzerland | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses | Fully collateralised | Switzerland | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 12	£ 19
ECL coverage %	25.00%	15.80%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 1
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Non-credit impaired | Lifetime expected credit losses | Partially collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Stage 3 | Lifetime expected credit losses
Disclosure of financial assets [line items]
Gross exposure	£ 188	£ 193
Collateral value	£ 29	£ 54
ECL coverage %	33.50%	33.20%
Stage 3 | Lifetime expected credit losses | UK
Disclosure of financial assets [line items]
Gross exposure	£ 27	£ 10
Collateral value	£ 0	£ 0
ECL coverage %	11.10%	10.00%
Stage 3 | Lifetime expected credit losses | France
Disclosure of financial assets [line items]
Gross exposure	£ 18	£ 20
Collateral value	£ 0	£ 14
ECL coverage %	44.40%	50.00%
Stage 3 | Lifetime expected credit losses | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 4
Collateral value	£ 0
ECL coverage %	50.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 137	£ 125
ECL coverage %	21.90%	22.40%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 57	£ 59
ECL coverage %	14.00%	15.30%
Stage 3 | Lifetime expected credit losses | Fully collateralised | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 49	£ 28
ECL coverage %	20.40%	21.40%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 9	£ 11
ECL coverage %	33.30%	27.30%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 11	£ 15
ECL coverage %	36.40%	33.30%
Stage 3 | Lifetime expected credit losses | Fully collateralised | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 11	£ 12
ECL coverage %	45.50%	41.70%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 27	£ 10
ECL coverage %	11.10%	10.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 13	£ 9
ECL coverage %	7.70%	11.10%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 13	£ 1
ECL coverage %	15.40%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 1	£ 0
ECL coverage %	10.90%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | UK | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 6	£ 6
ECL coverage %	13.30%	16.70%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 4	£ 5
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 2	£ 0
ECL coverage %	27.50%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | France | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 1
ECL coverage %	0.00%	100.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 4
ECL coverage %	50.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | Switzerland | – less than 50%
Disclosure of financial assets [line items]
Gross exposure	£ 4
ECL coverage %	50.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | Switzerland | LTV 51 To 70 Percent [Member]
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | Switzerland | – 71% to 80%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | Switzerland | – 81% to 90%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Stage 3 | Lifetime expected credit losses | Fully collateralised | Switzerland | – 91% to 100%
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%
Stage 3 | Lifetime expected credit losses | Partially collateralised
Disclosure of financial assets [line items]
Gross exposure	£ 51	£ 68
ECL coverage %	64.70%	52.90%
Stage 3 | Lifetime expected credit losses | Partially collateralised | UK
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Stage 3 | Lifetime expected credit losses | Partially collateralised | France
Disclosure of financial assets [line items]
Gross exposure	£ 12	£ 14
ECL coverage %	66.70%	64.30%
Stage 3 | Lifetime expected credit losses | Partially collateralised | Switzerland
Disclosure of financial assets [line items]
Gross exposure	£ 0
ECL coverage %	0.00%